Equity (Details) - Schedule of details of shares issued during the current period	Jul. 02, 2021 AUD ($) $ / shares shares
Schedule of details of shares issued during the current period [Abstract]
Number Issue of shares under ATM facility | shares	322,857,900
Issue price Issue of shares under ATM facility | $ / shares	$ 0.0532
Amount Issue of shares under ATM facility | $	$ 17,176,040
Total number of shares issued | shares	322,857,900
Total value of shares issued | $	$ 17,176,040